Secured Term Loan Facilities and Revolving Credit Facilities - October 2013 Santander Credit Facility (Details) - Line of Credit - Santander Credit Facility A $ in Millions	May 27, 2025 USD ($)	Oct. 30, 2013 USD ($) vessel
Debt Instrument [Line Items]
Debt instrument term		12 years
Line of credit facility, maximum borrowing capacity		$ 81.0
Debt margin percentage		2.47%
Credit facility final payment	$ 14.7
Newbuild LPG Carriers
Debt Instrument [Line Items]
Number of vessels to be financed | vessel		3